BALANCE SHEETS - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash	$ 6,781	$ 15,131
Other receivables	28,444	13,169
Prepaid expenses	13,155	5,913
Refundable taxes receivable (Note 8)	0	104,782
Total current assets	48,380	138,995
TOTAL ASSETS	48,380	138,995
Current Liabilities
Accounts payable	357,593	111,881
Current portion of Convertible notes (Notes 4 and 5)	325,000	0
Accrued interest on convertible notes	24,085	6,231
Total current liabilities	706,678	118,112
Long term liabilities
Development grant	167,573	162,563
Convertible notes (Notes 4 and 5)	366,089	325,000
Total long term liabilities	533,662	487,563
Total Liabilities	1,240,340	605,675
Commitments (Note 9)
Stockholders’ Deficit
Common stock, no par value, unlimited authorized, 44,359,162 issued and outstanding (2015 - 28,072,366 issued and outstanding)	913,403	546,948
Additional paid in capital (Note 6)	582,825	207,784
Accumulated deficit	(2,847,511)	(1,345,307)
Accumulated other comprehensive income	159,323	123,895
Total stockholders’ deficit	(1,191,960)	(466,680)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 48,380	$ 138,995